Fees Summary	Oct. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,331,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	663,076.10
Total Offset Amount	0.00
Net Fee	$ 663,076.10